Summary of Significant Accounting Policies - Schedule of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash, Cash Equivalents, and Restricted Cash [Abstract]
Cash and cash equivalents	$ 49,635,197	$ 290,670
Restricted cash	50,389	50,367
Total cash, cash equivalents and restricted cash	$ 49,685,586	$ 341,037	$ 226,603